Basis of Presentation - Schedule of investment (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Grifols Canada Plasma, Inc.
Basis of presentation.
Ownership interest (as a percent)	50.10%
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Percentage of sales	20.00%	20.00%